RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.1 million and $0.1 million for the quarters ended March 31, 2021, and 2020, respectively, in the Condensed Consolidated Statement of Operations. The outstanding balances from the Mubbadrah group entities were a receivable of $20 thousand and a payable of $0.3 million at March 31, 2021, and December 31, 2020, respectively. Mubbadrah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubbadrah, they own approximately 14.68% of the Company.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah and Hilal Al Busaidy. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES $0.1 million and $0.1 million for the quarterly periods ended March 31, 2021, and 2020, respectively, in relation to these services. As of March 31, 2021, and December 31, 2020, $0.6 million and $0.6 million remains receivable from HEMT.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubbadrah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. Charges totaling $0.1 million and $0.6 million were recorded during the quarters ended March 31, 2021, and 2020, respectively, within the Condensed Consolidated Statement of Operations, for maintenance fees. As of March 31, 2021, and December 31, 2020, $0.3 million and $0.3 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

During the quarters ended March 31, 2021, and 2020, the Company purchased $0.3 million and $1.1 million, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of March 31, 2021, and December 31, 2020, the Company had total liabilities of $2.6 million and $3.7 million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.

Basin Holdings US LLC (“Basin”)

During the quarters ended March 31, 2021, and 2020, the Company purchased $10 thousand and $12 thousand, respectively, of products and rentals from Basin. One of the Company’s directors, Antonio J. Campo Mejia, also serves as a director of Basin. As of March 31, 2021, and December 31, 2020, the Company had total liabilities of $0.0 (zero) million and $0.0 (zero) million, respectively, on its Condensed Consolidated Balance Sheets related to these purchases.